Supplemental Oil and Natural Gas Disclosures (Unaudited) - Capitalized Cost Related to Oil and Natural Gas Producing Activities (Detail) (Consolidated Entities [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities Line Items
Unproved oil and natural gas properties	$ 81,672	$ 714
Proved oil and natural gas properties	81,412	4,002
Total costs	163,084	4,716
Less accumulated depreciation, depletion and amortization	(4,657)	(155)
Net capitalized costs	$ 158,427	$ 4,561